UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  3/31

Date of reporting period: 6/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2010 (Unaudited)

DWS Lifecycle Long Range Fund

	Shares	Value ($)
Consumer Discretionary 6.3%
Auto Components 0.5%
Autoliv, Inc.*	2,600	124,410
BorgWarner, Inc.*	11,000	410,740
Compagnie Generale des Etablissements Michelin "B"	157	10,944
Federal-Mogul Corp.*	11,900	154,938
Johnson Controls, Inc.	41,400	1,112,418
Magna International, Inc. "A"	300	19,763
Minth Group Ltd.	177,900	210,461
Nippon Seiki Co., Ltd.	12,000	131,056
Pirelli & C. SpA	24,395	13,481
S&T Dynamics Co., Ltd.	9,900	150,480

		2,338,691
Automobiles 0.2%
Bayerische Motoren Werke (BMW) AG	14,139	683,878
Daimler AG (Registered)*	1,333	67,499
Fiat SpA	42,727	439,737
Honda Motor Co., Ltd.	1,600	46,467
Nissan Motor Co., Ltd.*	3,300	22,876
Toyota Motor Corp.	2,100	72,218

		1,332,675
Distributors 0.0%
Jardine Cycle & Carriage Ltd.	1,000	21,225
Li & Fung Ltd.	16,000	71,828

		93,053
Diversified Consumer Services 0.1%
Career Education Corp.* (b)	20,200	465,004
Hillenbrand, Inc.	14,800	316,572

		781,576
Hotels Restaurants & Leisure 0.6%
Autogrill SpA*	1,184	14,176
Carnival PLC	221	7,084
Compass Group PLC	3,990	30,272
Crown Ltd.	5,408	35,052
Darden Restaurants, Inc.	13,850	538,073
Domino's Pizza UK & IRL PLC	20,613	115,659
Genting Singapore PLC*	77,000	63,770
Marriott International, Inc. "A"	20,919	626,315
McDonald's Corp.	9,350	615,884
Paddy Power PLC	7,067	219,431
PartyGaming PLC*	33,788	107,180
REXLot Holdings Ltd.	2,400,000	219,001
Sands China Ltd.*	15,600	22,899
Shangri-La Asia Ltd.	8,000	14,906
Starbucks Corp.	21,400	520,020
TABCORP Holdings Ltd.	7,904	41,867
Tatts Group Ltd.	11,254	21,067
Tim Hortons, Inc.	1,200	38,416
Wynn Macau Ltd.*	14,400	23,558

		3,274,630
Household Durables 0.5%
Advanced Digital Broadcast Holdings SA (Registered)	1,700	57,943
Electrolux AB "B"	1,511	34,492
Fortune Brands, Inc.	6,900	270,342
Garmin Ltd. (b)	9,200	268,456
Harman International Industries, Inc.*	9,800	292,922
Husqvarna AB "B"	1,300	7,824
Jarden Corp.	3,800	102,106
Mohawk Industries, Inc.*	5,600	256,256
Panasonic Corp.	18,387	229,595
Sony Corp.	1,200	31,942
Whirlpool Corp.	10,600	930,892

		2,482,770
Internet & Catalog Retail 0.8%
Amazon.com, Inc.*	9,000	983,340
Expedia, Inc.	36,000	676,080
Liberty Media Corp. - Interactive "A"*	133,400	1,400,700
Netflix, Inc.*	2,200	239,030
Priceline.com, Inc.*	3,700	653,198

		3,952,348
Leisure Equipment & Products 0.1%
Mattel, Inc.	15,600	330,096
Universal Entertainment Corp.*	12,500	226,115

		556,211
Media 1.3%
Aegis Group PLC	51,838	82,157
British Sky Broadcasting Group PLC	1,807	18,847
Comcast Corp. "A"	95,500	1,658,835
Dex One Corp.*	360	6,840
Discovery Communications, Inc. "A"*	17,300	617,783
Fairfax Media Ltd.	9,922	10,890
Gannett Co., Inc.	19,600	263,816
JC Decaux SA*	7,617	176,439
Madison Square Garden, Inc. "A"*	15,600	306,852
Mediaset SpA	4,536	25,827
Modern Times Group "B"	362	19,745
New York Times Co. "A"* (b)	23,700	205,005
Omnicom Group, Inc.	4,300	147,490
Pearson PLC	1,966	25,727
Reed Elsevier NV	7,145	78,821
Reed Elsevier PLC	2,143	15,820
Scripps Networks Interactive "A"	23,700	956,058
Shaw Communications, Inc. "B"	1,100	19,808
Singapore Press Holdings Ltd.	19,000	51,186
SuperMedia, Inc.*	67	1,226
Thomson Reuters Corp.	2,102	75,230
Time Warner Cable, Inc.	21,000	1,093,680
Vivendi	1,177	23,812
Washington Post Co. "B"	336	137,921
Wolters Kluwer NV	3,300	62,970
WPP PLC	50,087	471,007

		6,553,792
Multiline Retail 0.4%
Big Lots, Inc.*	5,500	176,495
Canadian Tire Corp., Ltd. "A"	200	9,986
Dollar General Corp.*	12,100	333,355
Harvey Norman Holdings Ltd.	3,399	9,396
Kohl's Corp.*	11,650	553,375
Marks & Spencer Group PLC	5,396	26,594
Nordstrom, Inc.	16,300	524,697
Sears Holdings Corp.*	7,100	459,015

		2,092,913
Specialty Retail 1.3%
Abercrombie & Fitch Co. "A"	9,900	303,831
Advance Auto Parts, Inc.	3,300	165,594
Aeropostale, Inc.*	8,700	249,168
Esprit Holdings Ltd.	6,387	34,525
Guess?, Inc.	3,700	115,588
Hennes & Mauritz AB "B"	17,704	486,816
Industria de Diseno Textil SA	2,414	136,911
Jumbo SA	7,816	47,359
Kingfisher PLC	8,275	25,680
L'Occitane International SA*	50,750	110,665
Limited Brands, Inc. (b)	51,700	1,141,019
Lowe's Companies, Inc.	33,100	675,902
Nitori Co., Ltd.	2,700	232,395
Office Depot, Inc.*	94,400	381,376
Ross Stores, Inc.	7,500	399,675
The Gap, Inc.	7,200	140,112
TJX Companies, Inc.	29,450	1,235,427
Urban Outfitters, Inc.*	6,800	233,852
Yamada Denki Co., Ltd.	7,250	473,284

		6,589,179
Textiles, Apparel & Luxury Goods 0.5%
Adidas AG	368	17,763
Billabong International Ltd.	3,400	24,760
Burberry Group PLC	9,202	103,765
Carter's, Inc.*	7,000	183,750
Compagnie Financiere Richemont SA "A"	9,604	334,129
Deckers Outdoor Corp.*	1,800	257,166
Luxottica Group SpA	740	17,829
LVMH Moet Hennessy Louis Vuitton SA	250	27,232
NIKE, Inc. "B"	19,300	1,303,715
Swatch Group AG (Bearer)	670	187,508
Yue Yuen Industrial (Holdings) Ltd.	5,000	15,502

		2,473,119
Consumer Staples 5.3%
Beverages 1.0%
Anheuser-Busch InBev NV	2,616	125,657
Asahi Breweries Ltd.	2,700	45,640
C&C Group PLC	61,635	242,452
Carlsberg AS "B"	4,176	317,490
Central European Distribution Corp.*	10,800	230,904
Coca-Cola Amatil Ltd.	1,082	10,836
Coca-Cola Co.	13,100	656,572
Diageo PLC	21,717	340,285
Dr. Pepper Snapple Group, Inc.	53,500	2,000,365
Foster's Group Ltd.	3,848	18,204
Heineken Holding NV	583	21,269
Heineken NV	1,487	63,033
Kirin Holdings Co., Ltd.	6,000	75,559
PepsiCo, Inc.	19,100	1,164,145
Pernod Ricard SA	1,051	81,302
SABMiller PLC	640	17,770

		5,411,483
Food & Staples Retailing 0.9%
Aeon Co., Ltd.	4,000	42,454
Alimentation Couche-Tard, Inc. "B"	700	11,770
Carrefour SA	9,359	369,527
Casino Guichard-Perrachon SA	263	19,861
Colruyt SA	54	12,700
Delhaize Group	378	27,370
FamilyMart Co., Ltd.	400	13,183
George Weston Ltd.	300	20,519
Koninklijke Ahold NV	29,462	364,865
Lawson, Inc.	400	17,482
Loblaw Companies Ltd.	500	18,134
Metro AG	1,946	98,934
Metro, Inc. "A"	600	23,565
Seven & I Holdings Co., Ltd.	19,150	439,383
Shoppers Drug Mart Corp.	1,000	30,924
SUPERVALU, Inc.	9,300	100,812
Sysco Corp.	24,100	688,537
Tesco PLC	5,447	30,669
UNY Co., Ltd.	1,800	13,669
Wal-Mart Stores, Inc.	28,300	1,360,381
Wesfarmers Ltd.	2,083	49,871
Whole Foods Market, Inc.*	21,800	785,236
Woolworths Ltd.	2,621	59,417

		4,599,263
Food Products 1.6%
Ajinomoto Co., Inc.	5,000	45,277
DANONE SA	2,596	138,631
Darling International, Inc.*	12,500	93,875
Dean Foods Co.*	25,500	256,785
Del Monte Foods Co.	41,300	594,307
Diamond Foods, Inc.	5,700	234,270
General Mills, Inc.	24,600	873,792
Green Mountain Coffee Roasters, Inc.* (b)	5,850	150,345
Kikkoman Corp.	1,000	10,481
MEIJI Holdings Co., Ltd.	400	16,344
Nestle SA (Registered)	23,955	1,155,828
Nippon Meat Packers, Inc.	1,000	12,364
Nisshin Seifun Group, Inc.	1,000	11,314
Nissin Foods Holdings Co., Ltd.	400	14,725
Saputo, Inc.	600	17,134
Suedzucker AG	1,156	20,731
SunOpta, Inc.*	43,000	188,340
The Hershey Co.	36,700	1,759,031
The J.M. Smucker Co.	9,000	541,980
Toyo Suisan Kaisha Ltd.	1,000	23,798
Tyson Foods, Inc. "A"	99,900	1,637,361
Unilever NV (CVA)	8,405	229,165
Unilever PLC	8,220	219,073
Viterra, Inc.*	1,300	8,658
Yakult Honsha Co., Ltd.	600	16,288
Yamazaki Baking Co., Ltd.	1,000	13,503

		8,283,400
Household Products 1.0%
Church & Dwight Co., Inc.	6,700	420,157
Colgate-Palmolive Co.	12,050	949,058
Energizer Holdings, Inc.*	8,350	419,838
Henkel AG & Co. KGaA	1,751	71,511
Kimberly-Clark Corp.	8,700	527,481
Procter & Gamble Co.	49,100	2,945,018
Reckitt Benckiser Group PLC	266	12,304
Unicharm Corp.	300	33,784

		5,379,151
Personal Products 0.4%
Alberto-Culver Co.	22,400	606,816
Beiersdorf AG	1,880	103,346
Estee Lauder Companies, Inc. "A"	10,000	557,300
Herbalife Ltd.	9,900	455,895
Kao Corp.	4,000	94,031
L'Oreal SA	944	92,244
Shiseido Co., Ltd.	2,000	43,992

		1,953,624
Tobacco 0.4%
British American Tobacco PLC	22,869	724,143
Imperial Tobacco Group PLC	486	13,551
Japan Tobacco, Inc.	29	90,156
Philip Morris International, Inc.	15,400	705,936
Reynolds American, Inc.	7,200	375,264

		1,909,050
Energy 4.6%
Energy Equipment & Services 1.2%
Aker Solutions ASA	1,400	16,036
AMEC PLC	39,976	487,329
Cameron International Corp.*	4,600	149,592
Dresser-Rand Group, Inc.*	5,000	157,750
Exterran Holdings, Inc.* (b)	18,000	464,580
John Wood Group PLC	22,189	103,175
Lamprell PLC	36,691	116,766
Oil States International, Inc.*	43,700	1,729,646
Prosafe SE	17,600	70,074
Rowan Companies, Inc.* (b)	40,600	890,764
Saipem SpA	9,040	274,733
SBM Offshore NV	12,808	182,783
Schlumberger Ltd.	14,650	810,731
Seadrill Ltd.	2,200	39,545
Superior Energy Services, Inc.*	28,600	533,962
Technip SA	345	19,644
Tecnicas Reunidas SA	2,271	102,495
Tenaris SA	1,727	29,972
WorleyParsons Ltd.	1,235	22,820

		6,202,397
Oil, Gas & Consumable Fuels 3.4%
Alpha Natural Resources, Inc.*	24,900	843,363
Anadarko Petroleum Corp.	51,450	1,856,831
Arrow Energy Ltd.*	1,913	7,782
BG Group PLC	2,225	32,937
BP PLC	10,711	51,442
Canadian Natural Resources Ltd.	800	26,550
Cenovus Energy, Inc.	500	12,869
Chevron Corp.	55,600	3,773,016
Cimarex Energy Co.	12,100	866,118
Cosmo Oil Co., Ltd.	20,000	48,079
Enbridge, Inc.	200	9,315
EnCana Corp.	500	15,143
Eni SpA	22,706	416,817
EXCO Resources, Inc.	5,900	86,199
ExxonMobil Corp.	51,950	2,964,786
Idemitsu Kosan Co., Ltd.	700	52,575
Imperial Oil Ltd.	1,000	36,429
INPEX Corp.	20	111,159
Japan Petroleum Exploration Co., Ltd.	900	36,720
JX Holdings, Inc.*	53,400	261,017
Murphy Oil Corp.	4,900	242,795
Newfield Exploration Co.*	22,800	1,114,008
Northern Oil & Gas, Inc.*	8,500	109,140
Occidental Petroleum Corp.	8,500	655,775
Origin Energy Ltd.	3,774	47,150
Pioneer Natural Resources Co.	12,500	743,125
Repsol YPF SA	10,597	214,100
Royal Dutch Shell PLC "A"	27,608	697,198
Royal Dutch Shell PLC "B"	1,205	29,175
Santos Ltd.	3,663	38,450
Showa Shell Sekiyu KK	7,000	48,329
SM Energy Co.	9,000	361,440
Statoil ASA	36,538	704,705
Suncor Energy, Inc.	1,684	49,561
Talisman Energy, Inc.	1,800	27,223
TonenGeneral Sekiyu KK	8,000	69,131
Total SA	4,326	192,526
TransCanada Corp.	900	30,106
Ultra Petroleum Corp.*	4,800	212,400
Woodside Petroleum Ltd.	13,496	470,727

		17,566,211
Financials 6.9%
Capital Markets 0.6%
Affiliated Managers Group, Inc.*	1,600	97,232
Ashmore Group PLC	54,661	196,665
Charles Schwab Corp.	32,400	459,432
Credit Suisse Group AG (Registered)	930	34,953
Daiwa Securities Group, Inc.	7,000	29,447
ICAP PLC	16,180	96,986
Jefferies Group, Inc. (b)	9,200	193,936
Lazard Ltd. "A"	3,100	82,801
Morgan Stanley	20,700	480,447
Nomura Holdings, Inc.	7,400	40,511
Partners Group Holding AG	1,700	205,135
T. Rowe Price Group, Inc.	15,200	674,728
The Goldman Sachs Group, Inc.	2,600	341,302
UBS AG (Registered)*	3,126	41,437
Waddell & Reed Financial, Inc. "A"	5,300	115,964

		3,090,976
Commercial Banks 2.1%
Alpha Bank AE*	4,953	24,209
Australia & New Zealand Banking Group Ltd.	764	13,715
Banco Bilbao Vizcaya Argentaria SA	2,201	22,707
Banco Santander SA	5,509	57,889
Bank of Cyprus PCL (c)	2,987	11,970
Bank of Cyprus PCL (c)	2,145	8,656
Bank of Montreal	200	10,848
Bank of Nova Scotia	700	32,253
Barclays PLC	3,017	11,961
BNP Paribas	9,792	522,838
Canadian Imperial Bank of Commerce	200	12,426
CIT Group, Inc.*	9,000	304,740
Comerica, Inc.	8,300	305,689
Commerce Bancshares, Inc.	4,290	154,397
Commonwealth Bank of Australia	655	26,548
Dah Sing Banking Group Ltd.*	90,200	116,014
Danske Bank AS*	5,473	105,110
DBS Group Holdings Ltd.	3,000	29,089
Dexia SA*	5,669	19,749
DnB NOR ASA	12,600	121,242
East West Bancorp., Inc.	14,500	221,125
EFG Eurobank Ergasias*	3,706	16,448
Erste Group Bank AG	1,418	45,111
Fifth Third Bancorp.	135,500	1,665,295
HSBC Holdings PLC	5,533	50,478
Huntington Bancshares, Inc.	184,400	1,021,576
Intesa Sanpaolo	12,220	32,180
KBC Groep NV*	1,091	41,846
Lloyds Banking Group PLC*	84,230	66,830
Mitsubishi UFJ Financial Group, Inc.	51,262	232,379
Mizuho Financial Group, Inc.	26,892	44,138
National Australia Bank Ltd.	760	14,680
National Bank of Greece SA*	4,918	53,587
Nordea Bank AB	3,319	27,374
Oversea-Chinese Banking Corp., Ltd.	6,000	37,742
Piraeus Bank SA*	4,048	17,066
PNC Financial Services Group, Inc.	19,400	1,096,100
Popular, Inc.*	86,300	231,284
Prosperity Bancshares, Inc.	4,200	145,950
Raiffeisen International Bank-Holding AG*	585	22,295
Resona Holdings, Inc.	1,600	19,463
Royal Bank of Canada	500	23,813
Sberbank	83,353	199,920
Skandinaviska Enskilda Banken AB "A"	2,289	12,141
Societe Generale	429	17,451
Standard Chartered PLC	740	17,964
Sumitomo Mitsui Financial Group, Inc.	6,099	172,179
Sumitomo Trust & Banking Co., Ltd.	4,000	20,348
SunTrust Banks, Inc.	21,700	505,610
Svenska Handelsbanken AB "A"	928	22,729
Swedbank AB "A"*	940	8,655
The Bank of Yokohama Ltd.	2,000	9,132
Toronto-Dominion Bank	300	19,439
UniCredit SpA	19,344	42,938
United Overseas Bank Ltd.	3,000	41,676
Wells Fargo & Co.	46,800	1,198,080
Westpac Banking Corp.	1,148	20,273
Wing Hang Bank Ltd.	26,500	259,461
Zions Bancorp. (b)	57,300	1,235,961

		10,842,767
Consumer Finance 0.7%
American Express Co.	8,200	325,540
AmeriCredit Corp.* (b)	31,500	573,930
Capital One Financial Corp.	48,300	1,946,490
Discover Financial Services	29,700	415,206
Kiatnakin Bank PCL (Foreign Registered)	152,400	128,215
ORIX Corp.	260	18,885
SLM Corp.*	52,900	549,631

		3,957,897
Diversified Financial Services 1.4%
Bank of America Corp.	137,100	1,970,127
Citigroup, Inc.*	774,200	2,910,992
Deutsche Boerse AG	224	13,610
Financiere Marc de Lacharriere SA	2,169	83,022
Groupe Bruxelles Lambert SA	640	44,453
Hellenic Exchanges SA	8,700	45,847
Hong Kong Exchanges & Clearing Ltd.	1,000	15,619
ING Groep NV (CVA)*	11,159	82,850
IntercontinentalExchange, Inc.*	3,550	401,256
Investor AB "B"	985	15,942
JPMorgan Chase & Co.	47,550	1,740,805
K-Green Trust (Units)*	1,600	1,201
Pohjola Bank PLC "A"	1,664	16,940
Singapore Exchange Ltd.	2,000	10,465

		7,353,129
Insurance 1.6%
Aegon NV*	3,925	21,026
Ageas	15,012	33,528
Allianz SE (Registered)	5,033	499,759
Allied World Assurance Co. Holdings Ltd.	9,800	444,724
Arch Capital Group Ltd.*	2,200	163,900
Assicurazioni Generali SpA	1,580	27,572
Assurant, Inc.	26,000	902,200
Assured Guaranty Ltd.	20,400	270,708
AXA SA	14,159	214,734
Axis Capital Holdings Ltd.	6,600	196,152
Berkshire Hathaway, Inc. "B"*	12,600	1,004,094
Chubb Corp.	15,700	785,157
Dai-ichi Life Insurance Co., Ltd.	19	26,130
Genworth Financial, Inc. "A"*	50,100	654,807
Hartford Financial Services Group, Inc.	33,800	747,994
MetLife, Inc.	6,900	260,544
MS&AD Insurance Group Holdings, Inc.	1,100	23,482
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	294	36,806
NKSJ Holdings, Inc.*	1,000	5,930
Old Republic International Corp.	31,600	383,308
Sampo Oyj "A"	4,028	84,278
Swiss Reinsurance Co., Ltd. (Registered)	212	8,721
T&D Holdings, Inc.	700	14,941
The Travelers Companies, Inc.	15,200	748,600
Tokio Marine Holdings, Inc.	1,100	28,814
Tryg AS	339	17,823
Vienna Insurance Group	402	16,762
XL Group PLC	32,300	517,123
Zurich Financial Services AG	148	32,488

		8,172,105
Real Estate Investment Trusts 0.4%
General Growth Properties, Inc. (REIT)	37,100	491,946
Hospitality Properties Trust (REIT)	27,500	580,250
HRPT Properties Trust (REIT)	17,800	110,538
Rayonier, Inc. (REIT)	22,500	990,450
Unibail-Rodamco SE (REIT)	119	19,314
Westfield Group (REIT) (Units)	1,301	13,242

		2,205,740
Real Estate Management & Development 0.1%
CapitaLand Ltd.	5,000	12,749
Cheung Kong (Holdings) Ltd.	2,000	23,084
Hang Lung Properties Ltd.	3,000	11,563
Immofinanz AG*	11,456	29,494
K Wah International Holdings Ltd.	326,000	100,755
Midland Holdings Ltd.	332,000	271,375
Mitsubishi Estate Co., Ltd.	3,000	41,652
Mitsui Fudosan Co., Ltd.	3,000	41,941
Sun Hung Kai Properties Ltd.	2,000	27,218
Swire Pacific Ltd. "A"	1,000	11,331

		571,162
Health Care 7.3%
Biotechnology 1.2%
Abraxis BioScience*	3,400	252,280
Amgen, Inc.*	32,350	1,701,610
Celgene Corp.*	31,900	1,621,158
Cephalon, Inc.*	10,700	607,225
CSL Ltd.	4,163	113,539
Genzyme Corp.*	12,600	639,702
Gilead Sciences, Inc.*	33,800	1,158,664
Metabolix, Inc.*	7,100	101,601
Talecris Biotherapeutics Holdings Corp.*	10,500	221,550

		6,417,329
Health Care Equipment & Supplies 1.2%
Accuray, Inc.*	14,600	96,798
Alcon, Inc.	1,000	148,190
C.R. Bard, Inc.	1,900	147,307
CareFusion Corp.*	13,700	310,990
Cochlear Ltd.	525	32,703
Coloplast AS "B"	150	14,890
Covidien PLC	17,800	715,204
Edwards Lifesciences Corp.*	17,900	1,002,758
Essilor International SA	1,042	62,041
Hologic, Inc.*	19,100	266,063
Hospira, Inc.*	10,800	620,460
Intuitive Surgical, Inc.*	2,600	820,612
NxStage Medical, Inc.* (b)	15,200	225,568
Olympus Corp.	2,000	47,339
Smith & Nephew PLC	4,097	38,574
Sysmex Corp.	200	11,357
Terumo Corp.	1,100	52,641
The Cooper Companies, Inc.	5,000	198,950
Thoratec Corp.*	8,600	367,478
Varian Medical Systems, Inc.*	11,400	595,992
Zimmer Holdings, Inc.*	12,200	659,410

		6,435,325
Health Care Providers & Services 2.1%
Aetna, Inc.	12,000	316,560
Alfresa Holdings Corp.	200	9,648
AmerisourceBergen Corp.	20,800	660,400
Cardinal Health, Inc.	52,600	1,767,886
Coventry Health Care, Inc.*	47,000	830,960
Diagnosticos da America SA	22,500	211,787
Emergency Medical Services Corp. "A"*	2,600	127,478
Express Scripts, Inc.*	27,100	1,274,242
Fleury SA*	12,000	132,898
Fresenius Medical Care AG & Co. KGaA	15,275	826,372
Genoptix, Inc.*	2,500	43,000
Health Net, Inc.*	14,300	348,491
Humana, Inc.*	24,000	1,096,080
Life Healthcare Group Holdings Pte Ltd.*	48,611	85,821
McKesson Corp.	25,400	1,705,864
Owens & Minor, Inc.	7,250	205,755
Sonic Healthcare Ltd.	3,257	28,371
Suzuken Co., Ltd.	300	10,046
UnitedHealth Group, Inc.	37,600	1,067,840

		10,749,499
Health Care Technology 0.1%
athenahealth, Inc.* (b)	3,200	83,616
M3, Inc.	38	152,509
Merge Healthcare, Inc.*	24,218	70,959
SXC Health Solutions Corp.*	1,400	102,550

		409,634
Life Sciences Tools & Services 0.3%
ICON PLC (ADR)*	7,500	216,675
Life Technologies Corp.*	4,500	212,625
Pharmaceutical Product Development, Inc.	7,700	195,657
QIAGEN NV*	10,800	209,212
Waters Corp.*	13,000	841,100

		1,675,269
Pharmaceuticals 2.4%
Abbott Laboratories	6,550	306,409
Astellas Pharma, Inc.	2,900	96,983
AstraZeneca PLC	3,292	154,682
Bayer AG	1,343	74,933
Bristol-Myers Squibb Co.	30,300	755,682
Chugai Pharmaceutical Co., Ltd.	1,500	26,489
Daiichi Sankyo Co., Ltd.	4,400	78,688
Eisai Co., Ltd.	1,500	49,623
Eli Lilly & Co.	7,700	257,950
Endo Pharmaceuticals Holdings, Inc.*	18,200	397,124
Flamel Technologies SA (ADR)* (b)	22,661	157,721
Forest Laboratories, Inc.*	23,200	636,376
GlaxoSmithKline PLC	34,032	576,746
Hisamitsu Pharmaceutical Co., Inc.	500	19,839
Johnson & Johnson	71,900	4,246,414
King Pharmaceuticals, Inc.*	31,500	239,085
Kyowa Hakko Kirin Co., Ltd.	2,000	18,997
Merck & Co., Inc.	12,709	444,434
Mitsubishi Tanabe Pharma Corp.	1,000	15,229
Mylan, Inc.*	45,900	782,136
Novartis AG (Registered)	3,986	193,387
Novo Nordisk AS "B"	1,420	114,545
Ono Pharmaceutical Co., Ltd.	400	16,247
Perrigo Co.	6,000	354,420
Pfizer, Inc.	58,000	827,080
Questcor Pharmaceuticals, Inc.* (b)	10,600	108,226
Roche Holding AG (Genusschein)	1,352	185,662
Sanofi-Aventis	7,881	475,247
Santen Pharmaceutical Co., Ltd.	400	14,394
Shionogi & Co., Ltd.	2,000	41,377
Shire PLC	2,450	49,799
Taisho Pharmaceutical Co., Ltd.	1,000	19,732
Takeda Pharmaceutical Co., Ltd.	4,400	188,307
Tsumura & Co.	400	12,259
VIVUS, Inc.* (b)	12,400	119,040
Warner Chilcott PLC "A"*	5,200	118,820

		12,174,082
Industrials 6.4%
Aerospace & Defense 0.7%
BAE Systems PLC	8,806	40,910
BE Aerospace, Inc.*	12,400	315,332
Boeing Co.	5,900	370,225
Bombardier, Inc. "B"	2,600	11,821
Finmeccanica SpA	5,991	62,169
Raytheon Co. (b)	10,800	522,612
Rockwell Collins, Inc.	15,000	796,950
Rolls-Royce Group PLC*	4,932	41,071
Singapore Technologies Engineering Ltd.	6,000	14,031
TransDigm Group, Inc.	10,200	520,506
United Technologies Corp.	15,550	1,009,351

		3,704,978
Air Freight & Logistics 0.1%
Atlas Air Worldwide Holdings, Inc.*	4,500	213,750
Deutsche Post AG (Registered)	2,078	30,143
TNT NV	1,419	35,765
Toll Holdings Ltd.	1,591	7,265
Yamato Holdings Co., Ltd.	800	10,587

		297,510
Airlines 0.4%
AMR Corp.*	63,300	429,174
Cathay Pacific Airways Ltd.	8,000	15,766
Copa Holdings SA "A"	1,300	57,486
Delta Air Lines, Inc.*	35,600	418,300
Ryanair Holdings PLC (ADR)*	6,800	184,212
Singapore Airlines Ltd.	3,793	39,279
Southwest Airlines Co.	20,600	228,866
UAL Corp.*	25,600	526,336

		1,899,419
Building Products 0.3%
Armstrong World Industries, Inc.*	12,500	377,250
Asahi Glass Co., Ltd.	2,000	18,661
Assa Abloy AB "B"	997	19,885
Compagnie de Saint-Gobain	7,590	280,246
Daikin Industries Ltd.	800	24,416
Geberit AG (Registered)	86	13,336
Owens Corning, Inc.*	28,800	861,408
USG Corp.*	11,800	142,544
Wienerberger AG*	6,238	76,066

		1,813,812
Commercial Services & Supplies 0.6%
Babcock International Group PLC	29,882	264,930
Brambles Ltd.	6,450	29,406
Corrections Corp. of America*	46,400	885,312
Daiseki Co., Ltd.	7,000	144,886
EnerNOC, Inc.* (b)	4,600	144,624
R.R. Donnelley & Sons Co.	39,300	643,341
Schawk, Inc.	5,100	76,245
Secom Co., Ltd.	300	13,320
Serco Group PLC	25,350	220,823
Stericycle, Inc.*	12,150	796,797

		3,219,684
Construction & Engineering 0.3%
ACS, Actividades de Construccion y Servicios SA	1,241	45,386
Aecom Technology Corp.*	7,600	175,256
Bouygues SA	6,837	261,878
Chicago Bridge & Iron Co. NV (NY Registered Shares)*	7,800	146,718
Ferrovial SA	3,747	24,207
Koninklijke Boskalis Westminster NV	256	9,968
Leighton Holdings Ltd.	482	11,615
Shaw Group, Inc.*	13,800	472,236
Shui On Construction & Materials Ltd.	86,000	94,252
Skanska AB "B"	1,094	15,792
SNC-Lavalin Group, Inc.	300	12,008
Vinci SA	6,511	268,110

		1,537,426
Electrical Equipment 0.6%
ABB Ltd. (Registered)*	4,290	74,547
AMETEK, Inc.	28,250	1,134,238
Gamesa Corp. Tecnologica SA*	1,601	13,740
Mitsubishi Electric Corp.	4,000	31,156
Nidec Corp.	3,300	276,388
Prysmian SpA	33,796	485,500
Roper Industries, Inc.	16,800	940,128
Schneider Electric SA	341	34,514
Sumitomo Electric Industries Ltd.	2,100	24,580
Vestas Wind Systems AS*	1,729	71,871

		3,086,662
Industrial Conglomerates 0.9%
3M Co.	16,800	1,327,032
Carlisle Companies, Inc.	5,400	195,102
Fraser & Neave Ltd.	4,000	14,618
General Electric Co.	143,000	2,062,060
Hankyu Hanshin Holdings, Inc.	3,000	13,201
Hutchison Whampoa Ltd.	16,000	98,579
Keppel Corp., Ltd.	8,000	48,204
Koninklijke (Royal) Philips Electronics NV	3,714	110,704
Orkla ASA	16,100	103,059
SembCorp Industries Ltd.	4,000	11,559
Siemens AG (Registered)	9,476	847,978
Smiths Group PLC	609	9,639

		4,841,735
Machinery 1.3%
AB SKF "B"	1,256	22,499
Alfa Laval AB	11,092	143,272
Atlas Copco AB "A"	1,696	24,829
Atlas Copco AB "B"	800	10,596
Austal Ltd.	67,399	123,495
Cummins, Inc.	4,000	260,520
Deere & Co.	11,300	629,184
Eaton Corp.	6,400	418,816
FANUC Ltd.	4,947	555,004
Gardner Denver, Inc.	3,300	147,147
Joy Global, Inc.	3,600	180,324
Komatsu Ltd.	27,855	503,342
Kone Oyj "B"	2,127	84,574
Kubota Corp.	3,000	22,909
MAN SE	4,954	408,418
Metso Oyj	1,834	58,565
Mitsubishi Heavy Industries Ltd.	8,000	27,477
Navistar International Corp.*	8,100	398,520
Oshkosh Corp.*	12,100	377,036
Parker Hannifin Corp.	15,150	840,219
Rational AG	1,000	154,441
Rotork PLC	7,337	138,665
Sandvik AB	2,994	36,445
Scania AB "B"	886	13,507
SembCorp Marine Ltd.	4,000	10,936
Timken Co.	28,200	732,918
Toro Co.	8,800	432,256
Volvo AB "B"*	3,368	37,037
Wartsila Corp.	1,326	60,404
Zardoya Otis SA	1,051	13,541

		6,866,896
Marine 0.2%
A P Moller-Maersk AS "A"	4	30,455
A P Moller-Maersk AS "B"	88	689,982
Kuehne & Nagel International AG (Registered)	117	11,984
Mitsui OSK Lines Ltd.	27,447	181,134
Orient Overseas International Ltd.*	2,000	14,160

		927,715
Professional Services 0.2%
Brunel International NV	3,777	107,049
Capita Group PLC	2,570	28,197
Experian PLC	2,837	24,564
FTI Consulting, Inc.*	6,400	278,976
Michael Page International PLC	31,295	172,741
Randstad Holding NV*	592	23,302
SGS SA (Registered)	215	289,471

		924,300
Road & Rail 0.5%
Asciano Group*	18,367	24,788
Canadian National Railway Co.	1,100	63,042
Canadian Pacific Railway Ltd.	300	16,080
Central Japan Railway Co.	3	24,706
ComfortDelGro Corp., Ltd.	11,000	11,393
DSV AS	2,312	33,173
East Japan Railway Co.	500	33,330
Hertz Global Holdings, Inc.* (b)	139,200	1,316,832
Kansas City Southern*	8,700	316,245
MTR Corp., Ltd.	11,500	39,331
Norfolk Southern Corp.	15,900	843,495
Northgate PLC*	27,928	71,860

		2,794,275
Trading Companies & Distributors 0.2%
Bunzl PLC	1,151	11,478
Fastenal Co.	2,600	130,494
Itochu Corp.	3,000	23,391
Marubeni Corp.	5,000	25,612
MISUMI Group, Inc.	11,400	210,120
Mitsubishi Corp.	20,686	431,051
Mitsui & Co., Ltd.	3,000	35,269
Noble Group Ltd.	18,182	21,955
PT AKR Corporindo Tbk	1,138,000	132,107
Sumitomo Corp.	2,600	25,896
Wolseley PLC*	505	9,873

		1,057,246
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	2,461	35,460
Atlantia SpA	10,272	182,108
Koninklijke Vopak NV	5,842	214,395
Transurban Group (Units)	5,178	18,368

		450,331
Information Technology 9.4%
Communications Equipment 1.0%
Alcatel-Lucent*	16,114	41,099
Cisco Systems, Inc.*	132,150	2,816,117
F5 Networks, Inc.*	1,100	75,427
Harris Corp.	3,800	158,270
Nokia Oyj	13,410	109,496
QUALCOMM, Inc.	48,300	1,586,172
Research In Motion Ltd.*	2,900	142,555
Telefonaktiebolaget LM Ericsson "B"	9,579	106,651

		5,035,787
Computers & Peripherals 2.7%
Apple, Inc.*	23,850	5,998,990
Dell, Inc.*	31,800	383,508
EMC Corp.*	59,950	1,097,085
Fujitsu Ltd.	4,000	25,130
Hewlett-Packard Co.	32,500	1,406,600
Lexmark International, Inc. "A"*	11,300	373,239
NEC Corp.	5,000	12,907
NetApp, Inc.*	22,800	850,668
SanDisk Corp.*	18,400	774,088
Seagate Technology*	88,500	1,154,040
Teradata Corp.*	12,500	381,000
Toshiba Corp.*	10,000	49,682
Western Digital Corp.*	56,000	1,688,960

		14,195,897
Electronic Equipment, Instruments & Components 0.8%
Arrow Electronics, Inc.*	15,300	341,955
AVX Corp.	11,800	151,276
Corning, Inc.	119,300	1,926,695
Fujifilm Holdings Corp.	1,000	28,766
Hitachi Ltd.*	9,000	32,638
Hoya Corp.	1,100	23,357
Ingram Micro, Inc. "A"*	15,600	236,964
Itron, Inc.*	4,300	265,826
Keyence Corp.	100	23,004
Kingboard Chemical Holdings Ltd.	51,500	220,449
Kyocera Corp.	400	32,302
Murata Manufacturing Co., Ltd.	500	23,814
Nan Ya Printed Circuit Board Corp.	25,000	101,298
TDK Corp.	400	21,941
Tech Data Corp.*	16,400	584,168
Venture Corp., Ltd.	36,000	228,383

		4,242,836
Internet Software & Services 1.1%
Akamai Technologies, Inc.*	15,700	636,949
AOL, Inc.*	6,300	130,977
eBay, Inc.*	34,900	684,389
Google, Inc. "A"*	4,700	2,091,265
IAC/InterActiveCorp.*	59,200	1,300,624
Internet Initiative Japan, Inc.	66	194,041
Kakaku.com, Inc.	32	132,281
Meetic	3,338	84,808
NIC, Inc.	16,700	107,047
Open Text Corp.*	700	26,302
United Internet AG (Registered)	12,900	141,846
Yahoo Japan Corp.	29	11,525

		5,542,054
IT Services 1.4%
Accenture PLC "A"	12,900	498,585
Atos Origin SA*	3,419	136,556
Cap Gemini SA	14,632	639,274
CGI Group, Inc. "A"*	900	13,392
Cognizant Technology Solutions Corp. "A"*	2,800	140,168
Computer Sciences Corp.	10,400	470,600
Gartner, Inc.*	10,200	237,150
hiSoft Technology International Ltd. (ADR)*	10,100	105,040
iGATE Corp.	10,300	132,046
International Business Machines Corp.	23,450	2,895,606
MasterCard, Inc. "A"	4,500	897,885
NTT Data Corp.	4	14,756
Telvent GIT SA* (b)	6,400	106,880
Visa, Inc. "A"	16,000	1,132,000

		7,419,938
Office Electronics 0.1%
Canon, Inc.	14,650	546,197
Konica Minolta Holdings, Inc.	2,000	19,246
Ricoh Co., Ltd.	2,000	25,419

		590,862
Semiconductors & Semiconductor Equipment 0.9%
ARM Holdings PLC	79,447	328,704
ASML Holding NV	4,571	125,526
Broadcom Corp. "A"	45,000	1,483,650
First Solar, Inc.*	1,600	182,128
FSI International, Inc.*	13,900	58,241
Infineon Technologies AG*	2,624	15,164
Intel Corp.	59,800	1,163,110
Lam Research Corp.*	3,100	117,986
Marvell Technology Group Ltd.*	9,000	141,840
Micron Technology, Inc.*	73,300	622,317
NVIDIA Corp.*	23,800	242,998
Renewable Energy Corp. ASA*	10,000	23,493
ROHM Co., Ltd.	400	23,890
STMicroelectronics NV	3,445	27,291
Tokyo Electron Ltd.	500	27,002

		4,583,340
Software 1.4%
Autodesk, Inc.*	9,700	236,292
Autonomy Corp. PLC*	2,045	55,191
Check Point Software Technologies Ltd.*	13,900	409,772
Concur Technologies, Inc.*	14,000	597,520
Dassault Systemes SA	246	14,887
Microsoft Corp.	115,950	2,668,009
Nintendo Co., Ltd.	2,135	621,918
Norkom Group PLC*	40,608	65,222
Oracle Corp.	71,000	1,523,660
Rovi Corp.*	3,700	140,267
SAP AG	2,183	96,964
Solera Holdings, Inc.	8,500	307,700
The Sage Group PLC	15,015	51,380
TiVo, Inc.*	10,800	79,704
VanceInfo Technologies, Inc. (ADR)*	10,100	235,128

		7,103,614
Materials 3.0%
Chemicals 1.4%
Air Liquide SA	5,960	598,634
Akzo Nobel NV	1,721	89,024
Asahi Kasei Corp.	6,000	31,402
Ashland, Inc.	20,500	951,610
BASF SE	13,150	717,419
Cabot Corp.	7,100	171,181
Celanese Corp. "A"	12,550	312,621
CF Industries Holdings, Inc.	21,500	1,364,175
Cytec Industries, Inc.	17,500	699,825
Givaudan SA (Registered)	35	29,584
Huntsman Corp.	29,000	251,430
JSR Corp.	1,100	18,444
Koninklijke DSM NV	1,211	48,112
Kuraray Co., Ltd.	2,000	23,353
Linde AG	5,034	528,583
Mitsubishi Chemical Holdings Corp.	6,000	27,323
Nitto Denko Corp.	800	26,101
Potash Corp. of Saskatchewan, Inc.	400	34,474
Shin-Etsu Chemical Co., Ltd.	10,034	466,805
Showa Denko KK	7,000	12,659
Sika AG	16	28,278
Solvay SA	850	72,579
Sumitomo Chemical Co., Ltd.	8,000	30,888
Syngenta AG (Registered)	380	87,749
The Mosaic Co.	14,850	578,853
Toray Industries, Inc.	7,000	33,588
Umicore	1,598	46,239
Yara International ASA	4,020	112,484

		7,393,417
Construction Materials 0.3%
CRH PLC (c)	4,559	92,712
CRH PLC (c)	13,031	272,749
HeidelbergCement AG	8,722	415,433
Holcim Ltd. (Registered)	7,754	519,030
Lafarge SA	682	36,878
Martin Marietta Materials, Inc.	1,400	118,734

		1,455,536
Containers & Packaging 0.2%
FP Corp.	2,200	114,408
Owens-Illinois, Inc.*	23,600	624,220

		738,628
Metals & Mining 0.9%
Anglo American PLC*	1,476	51,311
ArcelorMittal	2,206	58,671
Barrick Gold Corp.	1,000	45,390
BHP Billiton Ltd.	19,660	611,423
BHP Billiton PLC	2,195	56,800
Boliden AB	3,700	40,979
Cliffs Natural Resources, Inc.	8,900	419,724
Freeport-McMoRan Copper & Gold, Inc.	23,000	1,359,990
Goldcorp, Inc.	800	35,027
JFE Holdings, Inc.	2,000	61,744
Kinross Gold Corp.	500	8,548
Kobe Steel Ltd.	18,000	34,372
Mitsubishi Materials Corp.*	12,000	32,032
Newcrest Mining Ltd.	2,115	62,203
Newmont Mining Corp.	1,600	98,784
Nippon Steel Corp.	17,000	56,345
Norsk Hydro ASA	17,900	80,546
North American Palladium Ltd.*	18,700	58,157
Northam Platinum Ltd.	17,665	103,775
Outokumpu Oyj	2,509	37,724
Randgold Resources Ltd. (ADR)	2,100	198,975
Rautaruukki Oyj	915	13,342
Rio Tinto Ltd.	644	35,667
Rio Tinto PLC	1,472	64,415
SSAB AB "A"	2,952	39,566
SSAB AB "B"	1,129	13,458
Steel Dynamics, Inc.	15,200	200,488
Sumitomo Metal Industries Ltd.	19,000	42,855
Sumitomo Metal Mining Co., Ltd.	3,000	37,642
Teck Resources Ltd. "B"	1,124	33,238
ThyssenKrupp AG	1,156	28,397
Titanium Metals Corp.*	14,300	251,537
Vista Gold Corp.*	14,300	24,310
Walter Energy, Inc.	9,000	547,650
Xstrata PLC	2,841	37,221

		4,882,306
Paper & Forest Products 0.2%
Holmen AB "B"	1,025	24,318
International Paper Co.	17,500	396,025
Nippon Paper Group, Inc.	400	11,073
Oji Paper Co., Ltd.	6,000	29,347
Schweitzer-Mauduit International, Inc.	5,500	277,475
Stora Enso Oyj "R"	9,050	64,742
Svenska Cellulosa AB "B"	7,859	92,443
UPM-Kymmene Oyj	7,626	101,050

		996,473
Telecommunication Services 2.3%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	158,500	3,834,115
BCE, Inc.	2,800	81,695
Belgacom SA	2,312	72,781
BT Group PLC	23,665	45,192
Cable & Wireless Communications PLC	4,236	3,614
Cable & Wireless Worldwide PLC	4,236	5,426
Deutsche Telekom AG (Registered)	35,203	414,982
France Telecom SA	21,748	375,281
Iliad SA	317	24,588
Inmarsat PLC	2,213	23,447
Koninklijke (Royal) KPN NV	31,403	400,980
Nippon Telegraph & Telephone Corp.	4,600	187,813
Qwest Communications International, Inc. (b)	101,100	530,775
Singapore Telecommunications Ltd.	70,000	150,851
Swisscom AG (Registered)	1,309	443,470
Tele2 AB "B"	1,647	24,624
Telecom Italia SpA	235,731	259,819
Telecom Italia SpA (RSP)	163,720	149,191
Telefonica SA	21,466	396,402
Telenor ASA	11,100	139,400
TeliaSonera AB	10,492	67,446
Telstra Corp., Ltd.	55,286	150,433
Telus Corp.	700	25,329
tw telecom, Inc.*	1,800	30,024
Verizon Communications, Inc.	54,800	1,535,496

		9,373,174
Wireless Telecommunication Services 0.5%
American Tower Corp. "A"*	14,700	654,150
KDDI Corp.	28	133,003
Millicom International Cellular SA (SDR)	413	33,330
NTT DoCoMo, Inc.	324	489,962
Rogers Communications, Inc. "B"	1,900	62,075
Softbank Corp.	7,400	195,594
Sprint Nextel Corp.*	99,400	421,456
Vodafone Group PLC	443,272	918,557

		2,908,127
Utilities 2.0%
Electric Utilities 1.2%
Allegheny Energy, Inc.	2,300	47,564
Chubu Electric Power Co., Inc.	3,800	94,216
Chugoku Electric Power Co., Inc.	1,900	39,203
CLP Holdings Ltd.	9,500	68,783
Duke Energy Corp.	72,800	1,164,800
E.ON AG	13,118	353,133
Edison International	22,100	701,012
EDP - Energias de Portugal SA	36,903	108,964
Electricite de France	521	19,799
Enel SpA	17,985	76,086
Fortis, Inc.	2,100	53,617
Fortum Oyj	41,176	906,456
Hokkaido Electric Power Co., Inc.	900	19,374
Hokuriku Electric Power Co.	1,400	30,688
HongKong Electric Holdings Ltd.	7,000	41,663
Iberdrola SA	14,987	84,043
Kansai Electric Power Co., Inc.	4,200	102,544
Kyushu Electric Power Co., Inc.	2,400	53,820
Progress Energy, Inc.	25,900	1,015,798
Red Electrica Corporacion SA	669	23,914
Scottish & Southern Energy PLC	1,761	29,193
Shikoku Electric Power Co., Inc.	1,200	34,314
Southern Co.	28,300	941,824
Terna - Rete Elettrica Nationale SpA	4,601	16,570
Tohoku Electric Power Co., Inc.	2,800	60,121
Tokyo Electric Power Co., Inc.	6,900	187,836

		6,275,335
Gas Utilities 0.0%
Hong Kong & China Gas Co., Ltd.	18,590	46,091
Osaka Gas Co., Ltd.	13,000	46,946
Snam Rete Gas SpA	5,100	20,275
Toho Gas Co., Ltd.	3,000	16,002
Tokyo Gas Co., Ltd.	16,000	73,150

		202,464
Independent Power Producers & Energy Traders 0.3%
EDP Renovaveis SA*	6,031	35,391
Electric Power Development Co., Ltd.	500	15,884
International Power PLC	3,510	15,551
NRG Energy, Inc.*	52,059	1,104,171
RRI Energy, Inc.*	33,200	125,828
TransAlta Corp.	3,300	61,130

		1,357,955
Multi-Utilities 0.5%
Ameren Corp.	10,400	247,208
Canadian Utilities Ltd. "A"	1,300	55,392
Centrica PLC	10,384	45,727
Consolidated Edison, Inc.	7,500	323,250
DTE Energy Co.	16,300	743,443
GDF Suez	2,695	76,249
National Grid PLC	6,965	51,308
NSTAR	6,400	224,000
PG&E Corp.	3,500	143,850
Public Service Enterprise Group, Inc.	12,700	397,891
RWE AG	2,609	170,056
Veolia Environnement	1,180	27,562

		2,505,936

Total Common Stocks (Cost $278,402,770)		278,106,118
Preferred Stocks 0.0%
Consumer Discretionary 0.0%
Volkswagen AG	193	16,897
Consumer Staples 0.0%
Henkel AG & Co. KGaA	2,686	130,668

Total Preferred Stocks (Cost $123,771)		147,565
Rights 0.0%
Materials 0.0%
Norsk Hydro ASA, Expiration Date 7/9/2010*	5,447	2,888
Utilities 0.0%
Iberdrola SA, Expiration Date 7/1/2010*	14,987	3,500

Total Rights (Cost $3,514)		6,388
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	80	0
Financials 0.0%
Henderson Land Development Co., Ltd., Expiration Date 6/1/2011*	200	67
Mediobanca SpA, Expiration Date 3/18/2011*	451	18

		8
Information Technology 0.0%
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012*	5,800	2,607

Total Warrants (Cost $0)		2,692

		Principal Amount ($) (a)	Value ($)

Corporate Bonds 10.4%
Consumer Discretionary 1.1%
AMC Entertainment, Inc., 8.0%, 3/1/2014		70,000	67,375
American Achievement Corp., 144A, 8.25%, 4/1/2012		20,000	19,850
Ameristar Casinos, Inc., 9.25%, 6/1/2014		30,000	31,425
ArvinMeritor, Inc., 10.625%, 3/15/2018		30,000	31,800
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		45,000	42,300
8.0%, 3/15/2014		20,000	19,750
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		135,000	133,650
Avis Budget Car Rental LLC, 144A, 9.625%, 3/15/2018		25,000	25,250
Brunswick Corp., 144A, 11.25%, 11/1/2016		20,000	22,000
Cablevision Systems Corp.:
7.75%, 4/15/2018		10,000	10,000
8.0%, 4/15/2020		10,000	10,125
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		35,000	8,400
Carrols Corp., 9.0%, 1/15/2013		25,000	24,875
CBS Corp., 8.875%, 5/15/2019		470,000	591,315
CCO Holdings LLC:
144A, 7.875%, 4/30/2018		20,000	20,100
144A, 8.125%, 4/30/2020		15,000	15,338
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		110,000	109,587
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 9.25%, 12/15/2017		10,000	9,950
Series B, 144A, 9.25%, 12/15/2017		10,000	10,050
Cooper-Standard Automotive, Inc., 144A, 8.5%, 5/1/2018		15,000	15,113
DirecTV Holdings LLC, 7.625%, 5/15/2016		100,000	108,625
Discovery Communications LLC, 6.35%, 6/1/2040		320,000	341,980
DISH DBS Corp.:
6.375%, 10/1/2011		70,000	72,275
6.625%, 10/1/2014		65,000	65,000
7.125%, 2/1/2016		50,000	50,125
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		40,000	150
Ford Motor Co., 7.45%, 7/16/2031		35,000	31,588
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		20,000	21,750
Gray Television, Inc., 144A, 10.5%, 6/29/2015		30,000	29,100
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		40,000	39,400
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		30,000	24,300
Harrah's Operating Co., Inc.:
11.25%, 6/1/2017		30,000	31,575
144A, 12.75%, 4/15/2018		25,000	23,875
Hertz Corp., 8.875%, 1/1/2014		80,000	81,000
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		25,000	22,500
Lear Corp.:
7.875%, 3/15/2018		20,000	20,050
8.125%, 3/15/2020		20,000	20,050
Limited Brands, Inc., 7.0%, 5/1/2020		10,000	10,075
MGM Resorts International, 144A, 9.0%, 3/15/2020		85,000	87,337
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		15,000	13,350
News America, Inc., 7.85%, 3/1/2039		415,000	512,063
Nexstar Broadcasting, Inc., 144A, 8.875%, 4/15/2017		25,000	25,125
Norcraft Holdings LP, 9.75%, 9/1/2012		57,000	53,936
Penn National Gaming, Inc., 8.75%, 8/15/2019		15,000	15,413
Penske Automotive Group, Inc., 7.75%, 12/15/2016		90,000	84,600
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		15,000	15,131
Sabre Holdings Corp., 8.35%, 3/15/2016		85,000	81,175
Seminole Indian Tribe of Florida, 144A, 7.804%, 10/1/2020		40,000	36,059
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		30,000	29,550
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		50,000	50,750
Standard Pacific Corp.:
8.375%, 5/15/2018		10,000	9,500
10.75%, 9/15/2016		40,000	42,800
TCI Communications, Inc., 8.75%, 8/1/2015		543,000	668,256
Time Warner Cable, Inc., 6.75%, 7/1/2018		490,000	562,460
Time Warner, Inc.:
7.7%, 5/1/2032		250,000	301,508
9.125%, 1/15/2013		535,000	622,661
Travelport LLC:
5.163% ***, 9/1/2014		35,000	32,725
9.875%, 9/1/2014		25,000	25,063
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		10,000	13
United Components, Inc., 9.375%, 6/15/2013		5,000	5,025
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	50,000	59,155
144A, 8.0%, 11/1/2016	EUR	100,000	116,171
Viacom, Inc., 6.75%, 10/5/2037		170,000	189,846
Videotron Ltd., 9.125%, 4/15/2018		15,000	16,275
WMG Acquisition Corp., 9.5%, 6/15/2016		30,000	31,950

			5,899,568
Consumer Staples 0.3%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016		35,000	35,612
B&G Foods, Inc., 7.625%, 1/15/2018		15,000	15,075
Central Garden & Pet Co., 8.25%, 3/1/2018		20,000	19,825
Constellation Brands, Inc., 7.25%, 5/15/2017		100,000	101,375
CVS Caremark Corp., 6.302%, 6/1/2037		751,000	672,145
Delhaize America, Inc., 9.0%, 4/15/2031		255,000	348,527
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		20,000	20,050
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		45,000	37,800
Reddy Ice Corp., 144A, 11.25%, 3/15/2015		15,000	15,450
Rite Aid Corp., 7.5%, 3/1/2017		30,000	26,550
Smithfield Foods, Inc.:
7.75%, 7/1/2017		60,000	57,300
144A, 10.0%, 7/15/2014		45,000	49,837
SUPERVALU, Inc., 8.0%, 5/1/2016		115,000	113,850
TreeHouse Foods, Inc., 7.75%, 3/1/2018		15,000	15,563
Wm. Wrigley Jr. Co., 144A, 3.7%, 6/30/2014		185,000	187,119

			1,716,078
Energy 1.1%
Atlas Energy Operating Co., LLC, 10.75%, 2/1/2018		80,000	85,300
Belden & Blake Corp., 8.75%, 7/15/2012		205,000	191,162
Boardwalk Pipelines LP, 5.75%, 9/15/2019		310,000	324,613
Bristow Group, Inc., 7.5%, 9/15/2017		35,000	33,425
Chaparral Energy, Inc., 8.5%, 12/1/2015		115,000	106,950
Chesapeake Energy Corp.:
6.25%, 1/15/2018		30,000	30,300
6.875%, 11/15/2020		40,000	40,350
7.25%, 12/15/2018		50,000	51,625
Coffeyville Resources LLC, 144A, 9.0%, 4/1/2015		45,000	44,550
Colorado Interstate Gas Co., 6.8%, 11/15/2015		20,000	23,045
Conoco, Inc., 6.95%, 4/15/2029		260,000	319,083
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017		55,000	56,787
144A, 8.25%, 4/1/2020		35,000	36,487
Continental Resources, Inc.:
144A, 7.375%, 10/1/2020		15,000	14,738
8.25%, 10/1/2019		10,000	10,450
Crosstex Energy LP, 8.875%, 2/15/2018		30,000	29,962
DCP Midstream LLC, 144A, 5.35%, 3/15/2020		110,000	112,471
Dynegy Holdings, Inc., 7.75%, 6/1/2019		30,000	20,738
El Paso Corp.:
7.25%, 6/1/2018		30,000	30,081
9.625%, 5/15/2012		34,000	36,135
El Paso Pipeline Partners Operating Co., LLC, 6.5%, 4/1/2020		80,000	81,707
Energy Transfer Partners LP, 6.125%, 2/15/2017		305,000	317,144
EOG Resources, Inc., 4.4%, 6/1/2020		315,000	325,652
EXCO Resources, Inc., 7.25%, 1/15/2011		60,000	59,850
Frontier Oil Corp., 6.625%, 10/1/2011		25,000	25,094
Global Geophysical Services, Inc., 144A, 10.5%, 5/1/2017		65,000	62,400
Holly Corp., 9.875%, 6/15/2017		35,000	35,962
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		30,000	30,150
KCS Energy, Inc., 7.125%, 4/1/2012		155,000	154,612
Kinder Morgan Energy Partners LP:
6.0%, 2/1/2017		180,000	196,079
6.5%, 9/1/2039		135,000	139,119
Linn Energy LLC:
144A, 8.625%, 4/15/2020		25,000	25,594
11.75%, 5/15/2017		50,000	56,750
Mariner Energy, Inc.:
7.5%, 4/15/2013		35,000	35,875
8.0%, 5/15/2017		25,000	27,313
Midcontinent Express Pipeline LLC, 144A, 6.7%, 9/15/2019		310,000	320,700
Newfield Exploration Co., 7.125%, 5/15/2018		60,000	59,400
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018		30,000	30,450
OPTI Canada, Inc.:
7.875%, 12/15/2014		80,000	69,600
8.25%, 12/15/2014		35,000	30,450
Petro-Canada, 6.05%, 5/15/2018		295,000	332,177
Petrohawk Energy Corp.:
7.875%, 6/1/2015		20,000	20,050
9.125%, 7/15/2013		20,000	20,850
Plains Exploration & Production Co.:
7.0%, 3/15/2017		40,000	38,200
7.625%, 6/1/2018		70,000	68,425
8.625%, 10/15/2019		10,000	10,125
Quicksilver Resources, Inc., 7.125%, 4/1/2016		15,000	13,838
Regency Energy Partners LP, 8.375%, 12/15/2013		50,000	51,500
Rockies Express Pipeline LLC, 144A, 5.625%, 4/15/2020		415,000	394,714
Sabine Pass LNG LP, 7.25%, 11/30/2013		100,000	90,000
Southwestern Energy Co., 7.5%, 2/1/2018		25,000	26,563
Stone Energy Corp.:
6.75%, 12/15/2014		50,000	42,500
8.625%, 2/1/2017		70,000	63,000
Whiting Petroleum Corp.:
7.25%, 5/1/2012		45,000	45,000
7.25%, 5/1/2013		5,000	5,038
Williams Partners LP:
7.25%, 2/1/2017		135,000	153,254
7.5%, 6/15/2011		315,000	330,496
XTO Energy, Inc., 6.5%, 12/15/2018		310,000	376,194

			5,764,077
Financials 3.6%
AgriBank FCB, 9.125%, 7/15/2019		500,000	592,190
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		85,000	72,250
Ally Financial, Inc.:
6.875%, 9/15/2011		186,000	188,558
7.0%, 2/1/2012		95,000	95,594
144A, 8.0%, 3/15/2020		40,000	39,100
8.0%, 11/1/2031		20,000	18,450
144A, 8.3%, 2/12/2015		20,000	20,250
Antero Resources Finance Corp., 144A, 9.375%, 12/1/2017		20,000	20,000
ANZ National International Ltd., 144A, 6.2%, 7/19/2013		400,000	443,156
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		52,000	30,160
Australia & New Zealand Banking Group Ltd., 144A, 3.7%, 1/13/2015		400,000	406,328
Bank of America Corp.:
5.625%, 7/1/2020		140,000	141,112
Series L, 7.625%, 6/1/2019		230,000	263,467
Boston Properties LP, (REIT), 2.875%, 2/15/2037		530,000	522,712
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		20,000	3,600
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		45,000	46,013
Case New Holland, Inc., 7.75%, 9/1/2013		25,000	25,563
CIT Group, Inc., 7.0%, 5/1/2017		110,000	99,000
Citigroup, Inc.:
6.0%, 12/13/2013		570,000	597,994
6.01%, 1/15/2015		230,000	241,243
Covidien International Finance SA, 1.875%, 6/15/2013		370,000	372,294
Discover Financial Services, 10.25%, 7/15/2019		432,000	514,143
DuPont Fabros Technology LP, 144A, (REIT), 8.5%, 12/15/2017		35,000	35,875
E*TRADE Financial Corp.:
7.375%, 9/15/2013		100,000	90,000
12.5%, 11/30/2017 (PIK)		21,000	22,313
ENEL Finance International SA:
144A, 6.0%, 10/7/2039		100,000	96,209
144A, 6.25%, 9/15/2017		260,000	281,807
Erac USA Finance Co., 144A, 5.25%, 10/1/2020 (d)		770,000	778,097
ERP Operating LP, 3.85%, 8/15/2026		110,000	110,825
Express LLC, 144A, 8.75%, 3/1/2018		25,000	25,438
Farmers Exchange Capital, 144A, 7.2%, 7/15/2048		760,000	701,996
FCE Bank PLC, 9.375%, 1/17/2014	EUR	50,000	64,200
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		290,000	297,908
9.875%, 8/10/2011		120,000	126,269
FPL Group Capital, Inc., 6.65%, 6/15/2067		282,000	258,030
General Electric Capital Corp., Series A, 5.625%, 5/1/2018		375,000	398,518
Health Care REIT, Inc., (REIT), 6.125%, 4/15/2020		280,000	289,645
Hexion US Finance Corp., 8.875%, 2/1/2018		50,000	45,125
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		20,000	18,950
144A, 8.75%, 3/15/2017		40,000	37,900
iPayment, Inc., 9.75%, 5/15/2014		40,000	36,400
JPMorgan Chase & Co.:
3.4%, 6/24/2015		290,000	290,658
4.95%, 3/25/2020		260,000	270,205
6.0%, 1/15/2018		5,000	5,521
LBI Escrow Corp., 144A, 8.0%, 11/1/2017		100,000	103,000
MassMutual Global Funding II, 144A, 2.875%, 4/21/2014		205,000	210,268
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018		165,000	176,019
Metropolitan Life Global Funding I, 144A, 5.125%, 4/10/2013		695,000	751,692
Morgan Stanley:
Series F, 6.0%, 4/28/2015		200,000	209,015
Series F, 6.625%, 4/1/2018		190,000	199,145
National Money Mart Co., 144A, 10.375%, 12/15/2016		65,000	65,975
Nationwide Mutual Insurance Co., 144A, 9.375%, 8/15/2039		311,000	364,541
Nielsen Finance LLC, Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		40,000	38,100
NiSource Finance Corp., 10.75%, 3/15/2016		145,000	185,823
Nomura Holdings, Inc., 6.7%, ¾/2020		367,000	388,265
Nuveen Investments, Inc., 10.5%, 11/15/2015		30,000	26,100
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		100,000	91,750
Penn Mutual Life Insurance Co., 144A, 6.65%, 6/15/2034		240,000	212,129
Pinnacle Foods Finance LLC:
9.25%, 4/1/2015		30,000	30,600
144A, 9.25%, 4/1/2015		30,000	30,600
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067		600,000	528,000
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		5,000	5,206
Raymond James Financial, Inc., 8.6%, 8/15/2019		220,000	259,110
Reinsurance Group of America, Inc., 6.45%, 11/15/2019		372,000	397,582
RenRe North America Holdings, Inc., 5.75%, 3/15/2020		375,000	373,780
Reynolds Group Issuer, Inc., 144A, 8.5%, 5/15/2018		100,000	98,125
Rio Tinto Finance (USA) Ltd., 6.5%, 7/15/2018		575,000	655,350
Shell International Finance BV, 3.1%, 6/28/2015		325,000	330,029
SLM Corp., 8.0%, 3/25/2020		10,000	8,782
Sprint Capital Corp.:
7.625%, 1/30/2011		30,000	30,525
8.375%, 3/15/2012		115,000	120,606
Standard Chartered PLC, 144A, 3.85%, 4/27/2015		600,000	605,356
Susser Holdings LLC, 144A, 8.5%, 5/15/2016		15,000	15,000
Teva Pharmaceutical Finance II BV, 3.0%, 6/15/2015		620,000	632,148
The Goldman Sachs Group, Inc., 6.0%, 6/15/2020		305,000	314,496
Total Capital SA, 3.0%, 6/24/2015		335,000	338,317
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		105,000	8
UCI Holdco, Inc., 8.537% ***, 12/15/2013 (PIK)		62,015	60,155
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		100,000	105,625
Virgin Media Secured Finance PLC, 144A, 6.5%, 1/15/2018		195,000	191,587
Wells Fargo & Co.:
3.625%, 4/15/2015		245,000	250,334
Series I, 3.75%, 10/1/2014		336,000	344,007
4.375%, 1/31/2013		310,000	327,723
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	100,000	122,285
144A, 12.0%, 12/1/2015		75,000	77,625
Wind Acquisition Holdings Finance SA, 144A, 12.25%, 7/15/2017 (PIK)	EUR	50,000	55,334

			18,365,183
Health Care 0.5%
Amgen, Inc., Zero Coupon, 3/1/2032		315,000	231,525
Boston Scientific Corp., 6.0%, 1/15/2020		430,000	426,916
Community Health Systems, Inc., 8.875%, 7/15/2015		230,000	237,187
HCA, Inc.:
8.5%, 4/15/2019		105,000	111,300
9.125%, 11/15/2014		90,000	94,162
9.25%, 11/15/2016		200,000	212,000
9.625%, 11/15/2016 (PIK)		68,000	72,760
IASIS Healthcare LLC, 8.75%, 6/15/2014		70,000	69,650
Life Technologies Corp.:
4.4%, 3/1/2015		475,000	491,329
6.0%, 3/1/2020		155,000	167,851
Quest Diagnostics, Inc., 6.95%, 7/1/2037		225,000	257,036
The Cooper Companies, Inc., 7.125%, 2/15/2015		75,000	75,188
Valeant Pharmaceuticals International:
144A, 7.625%, 3/15/2020		15,000	17,700
8.375%, 6/15/2016		25,000	28,250
Vanguard Health Holding Co. II, LLC, 8.0%, 2/1/2018		20,000	19,200

			2,512,054
Industrials 0.4%
Acco Brands Corp., 10.625%, 3/15/2015		10,000	10,850
Actuant Corp., 6.875%, 6/15/2017		25,000	24,375
ARAMARK Corp., 8.5%, 2/1/2015		15,000	15,150
BE Aerospace, Inc., 8.5%, 7/1/2018		70,000	73,500
Belden, Inc., 7.0%, 3/15/2017		30,000	28,988
Bombardier, Inc., 144A, 7.75%, 3/15/2020		30,000	31,125
Burlington Northern Santa Fe LLC, 5.75%, 5/1/2040		190,000	200,961
Cenveo Corp.:
8.875%, 2/1/2018		50,000	48,000
144A, 10.5%, 8/15/2016		35,000	35,612
Clean Harbors, Inc., 7.625%, 8/15/2016		20,000	20,550
Corrections Corp. of America, 7.75%, 6/1/2017		10,000	10,375
CSX Corp., 7.375%, 2/1/2019		300,000	367,460
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		10,000	10,500
EDP Finance BV, 144A, 6.0%, 2/2/2018		165,000	162,503
Esco Corp., 144A, 4.412% ***, 12/15/2013		35,000	32,025
Garda World Security Corp., 144A, 9.75%, 3/15/2017		30,000	30,450
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		30,000	29,700
Iron Mountain, Inc., 8.375%, 8/15/2021		40,000	40,800
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012		30,000	28,050
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		60,000	61,050
7.625%, 12/1/2013		210,000	214,200
144A, 8.0%, 2/1/2018		60,000	62,100
Kansas City Southern Railway Co., 8.0%, 6/1/2015		65,000	66,950
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016		50,000	48,500
Mobile Mini, Inc., 9.75%, 8/1/2014		40,000	40,900
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		60,000	57,600
Oshkosh Corp.:
8.25%, 3/1/2017		10,000	10,400
8.5%, 3/1/2020		10,000	10,400
Owens Corning, Inc., 9.0%, 6/15/2019		40,000	47,295
Ply Gem Industries, Inc., 144A, 13.125%, 7/15/2014		40,000	40,500
RBS Global, Inc. & Rexnord Corp., 144A, 8.5%, 5/1/2018		60,000	58,200
Sitel LLC, 144A, 11.5%, 4/1/2018		50,000	46,250
Spirit AeroSystems, Inc., 7.5%, 10/1/2017		20,000	19,600
Titan International, Inc., 8.0%, 1/15/2012		130,000	135,200
TransDigm, Inc., 7.75%, 7/15/2014		20,000	20,050
United Rentals North America, Inc., 7.0%, 2/15/2014		105,000	98,700
USG Corp., 144A, 9.75%, 8/1/2014		20,000	20,800

			2,259,669
Information Technology 0.5%
Adobe Systems, Inc., 3.25%, 2/1/2015		350,000	359,433
Affiliated Computer Services, Inc., 5.2%, 6/1/2015		800,000	837,067
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		45,000	29,700
Amkor Technology, Inc., 144A, 7.375%, 5/1/2018		20,000	19,400
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		65,000	65,000
Brocade Communications Systems, Inc., 144A, 6.625%, 1/15/2018		500,000	496,250
Equinix, Inc., 8.125%, 3/1/2018		65,000	66,463
First Data Corp., 9.875%, 9/24/2015		30,000	22,800
Freescale Semiconductor, Inc.:
8.875%, 12/15/2014		65,000	59,313
144A, 9.25%, 4/15/2018		100,000	98,750
Jabil Circuit, Inc., 7.75%, 7/15/2016		10,000	10,450
L-3 Communications Corp.:
5.875%, 1/15/2015		85,000	83,937
Series B, 6.375%, 10/15/2015		60,000	60,000
ManTech International Corp., 144A, 7.25%, 4/15/2018		10,000	10,100
MasTec, Inc., 7.625%, 2/1/2017		50,000	48,625
Seagate HDD Cayman, 144A, 6.875%, 5/1/2020		10,000	9,500
SunGard Data Systems, Inc., 10.25%, 8/15/2015		135,000	139,387

			2,416,175
Materials 0.9%
Airgas, Inc., 144A, 7.125%, 10/1/2018		415,000	445,087
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		20,000	17,000
Ashland, Inc., 9.125%, 6/1/2017		60,000	65,700
Ball Corp.:
7.125%, 9/1/2016		10,000	10,463
7.375%, 9/1/2019		10,000	10,400
Berry Plastics Corp., 144A, 9.5%, 5/15/2018		30,000	27,450
Boise Paper Holdings LLC, 144A, 8.0%, 4/1/2020		15,000	14,963
CF Industries, Inc., 6.875%, 5/1/2018		15,000	15,263
Chevron Phillips Chemical Co., LLC, 144A, 8.25%, 6/15/2019		285,000	359,351
Clondalkin Acquisition BV, 144A, 2.537% ***, 12/15/2013		75,000	64,875
CPG International I, Inc., 10.5%, 7/1/2013		60,000	59,700
Crown Americas LLC, 144A, 7.625%, 5/15/2017		10,000	10,350
Domtar Corp., 10.75%, 6/1/2017		30,000	36,000
Dow Chemical Co., 8.55%, 5/15/2019		30,000	36,723
Eastman Chemical Co., 7.25%, 1/15/2024		285,000	341,855
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		120,000	114,000
Exopack Holding Corp., 11.25%, 2/1/2014		130,000	131,625
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015		90,000	97,650
8.375%, 4/1/2017		175,000	192,500
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		35,000	35,700
9.5%, 12/1/2011		30,000	32,250
Graphic Packaging International, Inc., 9.5%, 6/15/2017		65,000	67,925
Hexcel Corp., 6.75%, 2/1/2015		155,000	151,900
Innophos, Inc., 8.875%, 8/15/2014		40,000	41,200
International Paper Co.:
7.5%, 8/15/2021		305,000	357,123
9.375%, 5/15/2019		155,000	200,197
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		15,000	12,900
Momentive Performance Materials, Inc., 12.5%, 6/15/2014		15,000	16,350
NewMarket Corp., 7.125%, 12/15/2016		80,000	77,600
Novelis, Inc.:
7.25%, 2/15/2015		40,000	38,600
11.5%, 2/15/2015		30,000	31,350
Owens-Brockway Glass Container, Inc.:
144A, 3.0%, 6/1/2015		25,000	22,969
7.375%, 5/15/2016		85,000	88,612
Rohm & Haas Co., 6.0%, 9/15/2017		480,000	523,493
Silgan Holdings, Inc., 7.25%, 8/15/2016		30,000	30,750
Solo Cup Co., 10.5%, 11/1/2013		70,000	72,362
Southern Copper Corp.:
5.375%, 4/16/2020		290,000	290,674
6.75%, 4/16/2040		160,000	158,156
United States Steel Corp., 7.375%, 4/1/2020		40,000	39,550
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		80,000	80,400
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		68,031	39,118

			4,460,134
Telecommunication Services 0.5%
Cincinnati Bell, Inc., 8.75%, 3/15/2018		95,000	86,213
Cricket Communications, Inc.:
9.375%, 11/1/2014		110,000	111,650
10.0%, 7/15/2015		70,000	73,150
Crown Castle Towers LLC, 144A, 6.113%, 1/15/2020		455,000	499,387
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	103,125
Digicel Ltd., 144A, 8.25%, 9/1/2017		100,000	99,000
ERC Ireland Preferred Equity Ltd., 144A, 7.683% ***, 2/15/2017 (PIK)	EUR	62,129	9,147
Frontier Communications Corp.:
6.25%, 1/15/2013		32,000	32,080
144A, 7.875%, 4/15/2015		10,000	10,075
144A, 8.25%, 4/15/2017		35,000	35,131
144A, 8.5%, 4/15/2020		45,000	45,113
144A, 8.75%, 4/15/2022		10,000	10,000
Intelsat Corp., 9.25%, 6/15/2016		260,000	273,000
Intelsat Jackson Holdings SA, 11.25%, 6/15/2016		30,000	31,950
iPCS, Inc., 2.469% ***, 5/1/2013		15,000	14,025
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		110,000	113,300
Millicom International Cellular SA, 10.0%, 12/1/2013		155,000	159,650
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		30,000	29,063
Qwest Communications International, Inc.:
144A, 7.125%, 4/1/2018		30,000	29,925
144A, 8.0%, 10/1/2015		30,000	30,825
Qwest Corp.:
7.875%, 9/1/2011		90,000	93,600
8.375%, 5/1/2016		188,000	205,390
SBA Tower Trust, 144A, 5.101%, 4/15/2017		370,000	394,143
Telesat Canada, 11.0%, 11/1/2015		110,000	118,800
West Corp., 9.5%, 10/15/2014		35,000	35,175
Windstream Corp.:
7.0%, 3/15/2019		40,000	36,900
7.875%, 11/1/2017		65,000	63,456
8.625%, 8/1/2016		10,000	10,075

			2,753,348
Utilities 1.5%
AES Corp.:
8.0%, 6/1/2020		40,000	40,200
144A, 8.75%, 5/15/2013		109,000	110,635
Ameren Corp., 8.875%, 5/15/2014		350,000	405,733
Appalachian Power Co., Series L, 5.8%, 10/1/2035		320,000	325,774
CMS Energy Corp., 8.5%, 4/15/2011		175,000	180,564
Dominion Resources, Inc., Series 06-B, 6.3%, 9/30/2066		345,000	317,400
Energy Future Holdings Corp., 10.875%, 11/1/2017		40,000	29,600
FirstEnergy Solutions Corp., 6.05%, 8/15/2021		260,000	265,185
Iberdrola USA, Inc., 6.75%, 6/15/2012		970,000	1,048,198
Integrys Energy Group, Inc., 6.11%, 12/1/2066		605,000	538,450
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		35,000	35,787
Jersey Central Power & Light Co., 7.35%, 2/1/2019		220,000	261,529
KCP&L Greater Missouri Operations Co., 11.875%, 7/1/2012		215,000	247,592
Kinder Morgan, Inc., 6.5%, 9/1/2012		60,000	61,950
Mirant Americas Generation LLC, 8.3%, 5/1/2011		90,000	91,800
Mirant North America LLC, 7.375%, 12/31/2013		25,000	25,563
NRG Energy, Inc.:
7.25%, 2/1/2014		210,000	212,887
7.375%, 2/1/2016		70,000	69,650
7.375%, 1/15/2017		95,000	94,050
NV Energy, Inc.:
6.75%, 8/15/2017		40,000	40,296
8.625%, 3/15/2014		15,000	15,413
Pepco Holdings, Inc., 6.45%, 8/15/2012		640,000	712,995
Petronas Global Sukuk Ltd., 144A, 4.25%, 8/12/2014		125,000	128,332
Public Service Co. of New Mexico, 7.95%, 5/15/2018		325,000	342,314
RRI Energy, Inc., 7.875%, 6/15/2017		15,000	14,175
Sierra Pacific Power Co., Series M, 6.0%, 5/15/2016		355,000	397,731
Southwestern Electric Power Co., Series E, 5.55%, 1/15/2017		215,000	230,109
Suburban Propane Partners LP, 7.375%, 3/15/2020		100,000	101,250
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		90,000	59,400
Trans-Allegheny Interstate Line Co., 144A, 4.0%, 1/15/2015		515,000	529,052
Western Power Distribution Holdings Ltd.:
144A, 7.25%, 12/15/2017		170,000	182,039
144A, 7.375%, 12/15/2028		215,000	234,691
Wisconsin Energy Corp., Series A, 6.25%, 5/15/2067		554,000	501,370

			7,851,714

Total Corporate Bonds (Cost $52,296,065)			53,998,000
Asset-Backed 0.5%
Automobile Receivables 0.2%
Ally Master Owner Trust:
"A", Series 2010-1, 144A, 2.1% ***, 1/15/2015		100,000	101,365
"A", Series 2010-3, 144A, 2.88%, 4/15/2015		300,000	304,220
Navistar Financial Corp. Owner Trust:
"A3", Series 2010-A, 144A, 1.99%, 1/21/2014		450,000	451,992
"B", Series 2010-A, 144A, 4.17%, 10/20/2014		100,000	100,738

			958,315
Credit Card Receivables 0.2%
Capital One Multi-Asset Execution Trust, "B1", Series 2006-B1, 0.63% ***, 1/15/2019		300,000	281,926
MBNA Credit Card Master Note Trust, "B1", Series 2004-B1, 4.45%, 8/15/2016		250,000	264,650
Providian Master Note Trust, "C1", Series 2006-C1A, 144A, 0.9% ***, 3/15/2015		300,000	298,322
World Financial Network Credit Card Master Trust, "A", Series 2009-A, 4.6%, 9/15/2015		106,000	109,470

			954,368
Home Equity Loans 0.0%
Credit-Based Asset Servicing & Securitization LLC, "AF3", Series 2005-CB4, 5.334%, 8/25/2035		174,471	174,611
Miscellaneous 0.1%
Morgan Stanley Resecuritization Trust, "B", Series 2010-F, 144A, 0.6% ***, 6/17/2013		375,000	362,813

Total Asset-Backed (Cost $2,428,436)			2,450,107
Mortgage-Backed Securities Pass-Throughs 3.9%
Federal Home Loan Mortgage Corp.:
4.5%, 11/1/2018		723,820	771,095
5.0%, with various maturities from 12/1/2039 until 3/1/2040		1,528,636	1,619,577
5.5%, with various maturities from 10/1/2023 until 9/1/2039		889,764	957,855
6.0%, with various maturities from 1/1/2038 until 10/1/2038		1,202,187	1,306,277
6.5%, with various maturities from 1/1/2035 until 8/1/2038		1,103,394	1,224,081
Federal National Mortgage Association:
4.5%, 10/1/2033		705,866	738,484
5.0%, with various maturities from 7/1/2019 until 9/1/2033 (d)		1,475,530	1,573,791
5.5%, with various maturities from 9/1/2019 until 11/1/2039 (d)		6,900,840	7,445,998
6.0%, with various maturities from 4/1/2024 until 4/1/2039		2,857,002	3,120,470
6.5%, with various maturities from 5/1/2023 until 10/1/2034 (d)		1,665,568	1,830,063
Government National Mortgage Association, 5.5%, 1/15/2039		284,346	307,504

Total Mortgage-Backed Securities Pass-Throughs (Cost $20,013,523)			20,895,195
Commercial Mortgage-Backed Securities 2.0%
Banc of America Commercial Mortgage, Inc.:
"ASB", Series 2005-3, 4.589%, 7/10/2043		407,431	420,507
"ASB", Series 2008-1, 6.173%, 2/10/2051		550,000	594,513
Banc of America Large Loan, Inc., "A4A", Series 2009-UB1, 144A, 5.699% ***, 6/24/2050		300,000	318,157
Bear Stearns Commercial Mortgage Securities, Inc.:
"AAB", Series 2005-PWR7, 4.98%, 2/11/2041		276,759	289,501
"A4", Series 2007-T26, 5.471%, 1/12/2045		350,000	362,143
"A4", Series 2006-PW13, 5.54%, 9/11/2041		125,000	130,399
"A4", Series 2007-PW17, 5.694%, 6/11/2050		275,000	278,374
Citigroup Commercial Mortgage Trust:
"AM", Series 2006-C5, 5.462%, 10/15/2049		130,000	118,922
"A4", Series 2007-C6, 5.699% ***, 12/10/2049		350,000	356,702
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A4", Series 2007-CD5, 5.886%, 11/15/2044		430,000	435,963
Credit Suisse Mortgage Capital Certificates, "AAB", Series 2007-C1, 5.336%, 2/15/2040		320,000	328,351
CW Capital Cobalt Ltd., "AAB", Series 2007-C2, 5.416%, 4/15/2047		125,000	128,632
GE Capital Commercial Mortgage Corp., "C", Series 2001-1, 6.971%, 5/15/2033		110,000	113,029
GS Mortgage Securities Corp. II, "F919", Series 2001-GL3A, 144A, 6.821%, 8/5/2018		225,000	233,821
JPMorgan Chase Commercial Mortgage Securities Corp.:
"ASB", Series 2007-CB20, 5.688%, 2/12/2051		350,000	371,382
"ASB", Series 2007-CB19, 5.729% ***, 2/12/2049		1,280,000	1,358,666
"A4", Series 2007-CB20, 5.794%, 2/12/2051		520,000	526,087
"A4", Series 2007-LD11, 5.818% ***, 6/15/2049		310,000	303,294
"A4", Series 2007-LD12, 5.882%, 2/15/2051		908,000	910,619
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-7, 5.745%, 6/12/2050		700,000	726,433
Morgan Stanley Reremic Trust, “A4A”, Series 2009-GG10, 144A, 5.808% ***, 8/12/2045		400,000	419,331
OBP Depositor LLC Trust, "A", Series 2010-OBP, 144A, 4.646%, 7/15/2045 (d)		400,000	401,720
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2004-C12, 5.305% ***, 7/15/2041		430,000	456,147
"A4", Series 2006-C29, 5.308%, 11/15/2048		360,000	372,738
"APB", Series 2007-C32, 5.74% ***, 6/15/2049		258,000	271,474

Total Commercial Mortgage-Backed Securities (Cost $9,148,853)			10,226,905
Collateralized Mortgage Obligations 6.4%
BCAP LLC Trust:
"3A1", Series 2009-RR4, 144A, 5.416% ***, 4/26/2037		432,838	426,954
"A1", Series 2009-RR2, 144A, 5.521% ***, 1/21/2038		456,613	448,989
"2A1", Series 2009-RR3, 144A, 5.623% ***, 5/26/2037		442,793	451,593
Bear Stearns Adjustable Rate Mortgage Trust:
"3A1", Series 2007-5, 5.814% ***, 8/25/2047		965,550	803,942
"22A1", Series 2007-4, 5.898% ***, 6/25/2047		778,233	606,983
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.285% ***, 12/25/2035		780,598	682,203
Citigroup Mortgage Loan Trust, Inc.:
"6A1", Series 2009-6, 144A, 0.597% ***, 7/25/2036		281,419	254,408
"7A1", Series 2009-5, 144A, 0.697% ***, 7/25/2036		419,974	373,134
"11A1", Series 2009-6, 144A, 0.697% ***, 5/25/2037		312,302	277,575
"4A1", Series 2009-6, 144A, 5.502% ***, 4/25/2037		480,348	459,605
"1A1", Series 2009-5, 144A, 5.618% ***, 6/25/2037		244,227	241,614
Countrywide Alternative Loan Trust:
"A2", Series 2003-21T1, 5.25%, 12/25/2033		420,418	425,573
"A6", Series 2004-14T2, 5.5%, 8/25/2034		353,771	351,986
"1A1", Series 2004-J1, 6.0%, 2/25/2034		78,482	80,353
Credit Suisse Mortgage Capital Certificates:
"28A1", Series 2009-3R, 144A, 5.413% ***, 8/27/2037		227,859	222,268
"25A1", Series 2009-3R, 144A, 5.65% ***, 7/27/2036		641,714	624,234
"30A1", Series 2009-3R, 144A, 5.765% ***, 7/27/2037		592,974	596,495
Federal Home Loan Mortgage Corp.:
"NE", Series 2750, 5.0%, 4/15/2032		610,000	668,972
"NE", Series 2751, 5.0%, 6/15/2032		240,000	261,292
"YG", Series 2772, 5.0%, 7/15/2032		520,000	564,372
"PG", Series 2728, 5.0%, 8/15/2032		590,000	641,339
"PD", Series 2754, 5.0%, 11/15/2032		295,000	319,861
"EG", Series 2836, 5.0%, 12/15/2032		542,000	590,938
"PD", Series 2760, 5.0%, 12/15/2032		780,000	845,245
"PD", Series 2844, 5.0%, 12/15/2032		580,000	632,370
"NE", Series 2802, 5.0%, 2/15/2033		880,000	960,592
"OE", Series 2840, 5.0%, 2/15/2033		412,000	446,905
"PD", Series 2893, 5.0%, 2/15/2033		580,000	632,686
"JE", Series 2931, 5.0%, 3/15/2033		285,000	310,915
"PE", Series 2898, 5.0%, 5/15/2033		300,000	327,355
"XD", Series 2941, 5.0%, 5/15/2033		902,000	983,732
"PE", Series 2864, 5.0%, 6/15/2033		505,000	551,500
"BG", Series 2869, 5.0%, 7/15/2033		315,000	343,352
"CG", Series 2888, 5.0%, 8/15/2033		645,000	703,388
"KE", Series 2934, 5.0%, 11/15/2033		350,000	381,649
"ND", Series 3036, 5.0%, 5/15/2034		695,000	755,966
"BD", Series 3659, 5.0%, 1/15/2037		310,000	339,474
"PD", Series 2904, 5.5%, 3/15/2033		425,000	470,994
"XD", Series 2966, 5.5%, 9/15/2033		1,305,000	1,420,184
"OD", Series 3162, 6.0%, 6/15/2035		285,000	314,223
Federal National Mortgage Association:
"WD", Series 2003-106, 4.5%, 9/25/2020		295,000	305,679
"YD", Series 2005-94, 4.5%, 8/25/2033		1,445,000	1,542,974
"ME", Series 2005-14, 5.0%, 10/25/2033		600,000	653,453
"ND", Series 2005-101, 5.0%, 6/25/2034		520,000	568,461
"PC", Series 2009-86, 5.0%, 3/25/2037		910,000	999,705
"MD", Series 2010-9, 5.0%, 2/25/2038		275,000	301,944
GMAC Mortgage Corp. Loan Trust, "4A1", Series 2005-AR6, 5.37% ***, 11/19/2035		822,588	764,267
Government National Mortgage Association, "EA", Series 2010-7, 5.0%, 6/16/2038		390,000	427,518
GS Mortgage Securities Corp., "2A1", Series 2009-3R, 144A, 4.07% ***, 7/25/2035		280,432	262,555
Jefferies & Co., "1A1", Series 2009-R9, 144A, 5.788% ***, 8/26/2046		431,246	438,381
JPMorgan Mortgage Trust:
"6A2", Series 2005-A8, 5.051% ***, 11/25/2035		372,120	350,594
"1A1", Series 2008-R2, 144A, 5.64% ***, 7/27/2037		520,931	411,536
"2A1" Series 2006-A5, 5.827% ***, 8/25/2036		751,937	608,095

JPMorgan Reremic:
"2A1", Series 2009-5, 144A, 5.197% ***, 1/26/2037		499,260	465,860
"A1", Series 2009-8, 144A, 5.415% ***, 4/20/2036		416,183	429,090
"18A1", Series 2009-7, 144A, 5.748% ***, 11/27/2036		417,713	419,271
"3A1", Series 2009-5, 144A, 5.79% ***, 5/26/2037		348,058	341,894
"5A1", Series 2009-7, 144A, 6.0%, 2/27/2037		410,950	418,426
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2006-AR18, 5.197% ***, 1/25/2037		945,895	688,823
Wells Fargo Mortgage Backed Securities Trust, "2A5", Series 2006-AR2, 4.807% ***, 3/25/2036		2,593,837	2,179,700

Total Collateralized Mortgage Obligations (Cost $32,929,807)			33,373,439
Government & Agency Obligations 8.2%
Sovereign Bonds 2.4%
Federal Republic of Germany, 2.25%, 4/15/2013	EUR	352,641	460,710
Government of Canada Real Return Bond, 4.0%, 12/1/2031	CAD	780,583	1,082,638
Government of France:
1.0%, 7/25/2017	EUR	404,385	506,800
2.25%, 7/25/2020	EUR	912,216	1,216,791
3.15%, 7/25/2032	EUR	947,371	1,517,010
Government of Japan, Series 9, 1.1%, 9/10/2016	JPY	74,325,000	823,825
Government of Sweden, Series 3105, 3.5%, 12/1/2015	SEK	4,750,000	821,615
Republic of Italy, 2.1%, 9/15/2017	EUR	515,869	625,639
United Kingdom Treasury-Inflation Linked Bonds:
1.125%, 11/22/2037	GBP	432,723	702,134
1.875%, 11/22/2022	GBP	693,126	1,171,523
2.0%, 1/26/2035	GBP	396,000	938,314
2.5%, 8/16/2013	GBP	200,000	827,101
2.5%, 7/26/2016	GBP	200,000	923,617
2.5%, 4/16/2020	GBP	158,000	738,803

			12,356,520
US Treasury Obligations 5.8%
US Treasury Bill, 0.22% ****, 9/16/2010 (e)		7,533,000	7,530,499
US Treasury Bonds:
4.625%, 2/15/2040 (b)		4,131,000	4,643,500
8.125%, 5/15/2021		162,000	236,216
US Treasury Inflation-Indexed Bonds:
2.375%, 1/15/2025		1,387,800	1,539,482
3.625%, 4/15/2028		956,952	1,238,431
US Treasury Inflation-Indexed Notes:
1.875%, 7/15/2015		330,621	354,255
2.0%, 1/15/2016		823,755	888,690
2.375%, 1/15/2017		1,297,188	1,432,075
2.5%, 7/15/2016		863,560	960,980
3.375%, 1/15/2012		1,510,071	1,591,946
US Treasury Notes:
0.625%, 6/30/2012		1,449,000	1,449,116
1.125%, 6/15/2013		5,407,000	5,428,520
1.375%, 2/15/2013		396,000	401,198
1.875%, 6/30/2015		1,455,000	1,460,570
3.0%, 8/31/2016		537,000	560,410
3.25%, 3/31/2017		287,000	302,426
3.5%, 5/15/2020		114,000	119,308

			30,137,622

Total Government & Agency Obligations (Cost $41,591,711)			42,494,142
Municipal Bonds and Notes 0.5%
California, Bay Area Toll Authority, Toll Bridge Revenue, Build America Bonds, Series S1, 7.043%, 4/1/2050 (d)		265,000	270,594
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B, 6.2%, 12/1/2040 (f)		365,000	384,593
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057		365,000	361,522
Hammond, IN, Redevelopment Authority Lease Rent Revenue, Hammond Marina Project, 5.57%, 2/1/2014 (g)		610,000	629,367
Missouri, State Highways & Transit Commission, State Road Revenue, Build America Bonds, 5.445%, 5/1/2033		455,000	482,350
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Build America Bonds, Metro Transit Authority, Series A2, 6.089%, 11/15/2040		270,000	288,120
Southern California, Public Power Authority, Power Project Revenue, Build America Bonds, 5.943%, 7/1/2040		370,000	379,668

Total Municipal Bonds and Notes (Cost $2,700,000)			2,796,214
Preferred Security 0.0%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $5,656)		10,000	7,800

	Units	Value ($)

Other Investments 0.0%
AOT Bedding Super Holdings LLC (Cost $2,000)	2	2,344

	Shares	Value ($)

Exchange-Traded Funds 11.1%
iShares Barclays Aggregate Bond Fund	282,244	30,270,669
iShares MSCI Japan Index Fund (b)	121,862	1,121,130
iShares Russell 2000 Value Index Fund	178,015	10,153,976
Vanguard Emerging Markets	422,231	16,040,556

Total Exchange-Traded Funds (Cost $50,834,642)		57,586,331
Securities Lending Collateral 2.2%
Daily Assets Fund Institutional, 0.27% (h) (i) (Cost $11,311,993)	11,311,993	11,311,993
Cash Equivalents 4.0%
Central Cash Management Fund, 0.21% (h) (Cost $20,770,545)	20,770,545	20,770,545

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $522,563,286) †	102.7	534,175,778
Other Assets and Liabilities, Net (b)	(2.7)	(14,008,295)

Net Assets	100.0	520,167,483

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Buffalo Thunder Development Authority	9.375%	12/15/2014	20,000	USD	17,425	3,600
CanWest MediaWorks LP	9.25%	8/1/2015	35,000	USD	32,944	8,400
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	40,000	USD	27,850	150
Tropicana Entertainment LLC	9.625%	12/15/2014	105,000	USD	54,144	8
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	10,000	USD	7,225	13

139,588	12,171

***
These securities are shown at their current rate as of June 30, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $526,917,277.  At June 30, 2010, net unrealized appreciation for all securities based on tax cost was $7,258,501.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $33,032,612 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $25,774,111.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan amounting to $10,895,582. In addition, included in other assets and liabilities, net is a pending sale, amounting to $88,418 that is also on loan.  The value of all securities loaned at June 30, 2010 amounted to $10,984,000 which is 2.1% of net assets.

(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	When-issued or delayed delivery security included.
(e)	At June 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Taxable issue.
(g)	Bond is insured by this company:

Insurance Coverage	As a % of Total Investment Portfolio
National Public Finance Guarantee Corp.	0.1

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(h) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
MSCI: Morgan Stanley Capital International
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Japanese Government Bond	JPY	9/9/2010	21	33,646,553	251,476
10 Year US Treasury Note	USD	9/21/2010	16	1,960,750	21,558
AEX Index	EUR	7/16/2010	5	387,032	(21,049)
CAC 40 Index	EUR	7/16/2010	135	5,682,216	(335,425)
DJ Euro Stoxx 50 Index	EUR	9/17/2010	3	94,208	(5,180)
FTSE 100 Index	GBP	9/17/2010	46	3,354,301	(217,646)
FTSE MIB Index	EUR	9/17/2010	14	1,656,007	(85,558)
IBEX 35 Index	EUR	7/16/2010	21	2,363,316	(103,269)
NASDAQ 100 E-Mini Index	USD	9/17/2010	69	2,398,440	(149,885)
Nikkei 225 Index	USD	9/9/2010	1	46,225	(1,612)
Russell 2000 Mini Index	USD	9/17/2010	9	547,020	(38,361)
S&P 500 E-Mini Index	USD	9/17/2010	82	4,209,060	(83,218)
TOPIX Index	JPY	9/10/2010	18	1,707,063	(42,244)

Total net unrealized depreciation	(810,413)

At June 30, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	9/21/2010	22	2,559,072	(59,594)
ASX SPI 200 Index	AUD	9/16/2010	26	2,331,900	133,436
DAX Index	EUR	9/17/2010	9	1,640,254	56,655
DJ Euro Stoxx 50 Index	EUR	9/17/2010	122	3,831,139	196,629
Federal Republic of Germany Euro-Bund	EUR	9/8/2010	241	38,132,109	(151,630)
Hang Seng Index	HKD	7/29/2010	32	4,125,698	119,740
S&P 500 E-Mini Index	USD	9/17/2010	76	3,901,080	226,111
S&P TSX 60 Index	CAD	9/16/2010	30	3,715,373	126,735

Total net unrealized appreciation	648,082

At June 30, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

GBP	14,948,000	USD	22,398,905	8/18/2010	65,778	Royal Bank of Scotland PLC
EUR	17,436,000	USD	21,479,060	8/18/2010	152,117	UBS AG
Total unrealized appreciation					217,895

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	351,700	USD	431,100	7/27/2010	(1,211)	Citigroup, Inc.
EUR	3,100	USD	3,790	7/27/2010	(20)	JPMorgan Chase Securities, Inc.
USD	1,453,596	NOK	9,460,000	8/18/2010	(3,595)	Royal Bank of Scotland PLC
USD	5,490,406	AUD	6,377,000	8/18/2010	(153,548)	Royal Bank of Scotland PLC
USD	3,211,830	NZD	4,572,000	8/18/2010	(87,063)	Royal Bank of Scotland PLC
USD	11,514,437	CAD	12,019,000	8/18/2010	(227,614)	UBS AG
USD	4,735,238	SEK	36,799,000	8/18/2010	(15,892)	UBS AG
CHF	6,804,000	USD	6,174,229	8/18/2010	(143,684)	Royal Bank of Scotland PLC
JPY	1,166,161,000	USD	13,061,108	8/18/2010	(138,974)	UBS AG

Total unrealized depreciation	(771,601)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar
HKD	Hong Kong Dollar

At June 30, 2010, the DWS Lifecycle Long Range Fund had the following geographical diversification:

	Market Value ($)	As a % of Common Stocks, Preferred Stocks, Rights & Warrants
United States	212,176,265	76.2%
Europe (excluding United Kingdom)	34,856,957	12.5%
Japan	12,234,564	4.4%
United Kingdom	6,971,978	2.5%
Pacific Basin	3,517,679	1.3%
Other	8,505,320	3.1%
Total	278,262,763	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(k)
Consumer Discretionary	$25,679,613	$6,858,241	$0	$32,537,854
Consumer Staples	21,410,505	6,256,134	—	27,666,639
Energy	18,773,217	4,995,391	—	23,768,608
Financials	30,716,918	5,476,876	67	36,193,861
Health Care	33,742,910	4,118,228	—	37,861,138
Industrials	23,379,324	10,042,665	—	33,421,989
Information Technology	44,213,437	4,503,498	—	48,716,935
Materials	9,062,441	6,406,807	—	15,469,248
Telecommunications Services	7,175,115	5,106,186	—	12,281,301
Utilities	7,354,278	2,990,912	—	10,345,190
Fixed Income Investments(k)
Corporate Bonds	—	53,998,000	—	53,998,000
Asset Backed	—	2,087,294	362,813	2,450,107
Mortgage-Backed Securities Pass- Throughs	—	20,895,195	—	20,895,195
Commercial Mortgage-Backed Securities	—	9,825,185	401,720	10,226,905
Collateralized Mortgage Obligations	—	32,961,903	411,536	33,373,439
Government & Agency Obligations	—	34,963,643	—	34,963,643
Municipal Bonds and Notes	—	2,796,214	—	2,796,214
Preferred Securities	—	7,800	—	7,800
Other Investments	—	—	2,344	2,344
Exchange-Traded Funds	57,586,331	—	—	57,586,331
Short-Term Investments(k)	32,082,538	7,530,499	—	39,613,037
Derivatives(l)	—	217,895	—	217,895
Total	$311,176,627	$222,038,566	$1,178,480	$534,393,673
Liabilities
Derivatives(l)	$(162,331)	$(771,601)	$—	$(933,932)
Total	$(162,331)	$(771,601)	$—	$(933,932)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.
(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stock and/or Other Equity Investments	Corporate Bonds		Asset-Backed	Commercial Mortgage-Backed Securities	Collateralized Mortgage Obligations	Other Investments	Total
Balance as of March 31, 2010	$710,312	$23,400		$—	$—	$436,967	$—	$1,170,679
Realized gains (loss)	191,081	—		—	—	3,792	—	194,873
Change in unrealized appreciation (depreciation)	(19,751)	—		938	1,722	(3,945)	344	(20,692)
Amortization premium/ discount	—	—		—	—	—	—
Net purchases (sales)	(881,575)	—		361,875	399,998	(25,278)	2,000	(142,980)
Transfers into Level 3	—	—		—	—	—	—
Transfers in (out) of Level 3	—	(23,400	)(m)	—	—	—	—	(23,400)
Balance as of June 30, 2010	$67	$—		$362,813	$401,720	$411,536	$2,344	$1,178,480
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2010	$67	$—		$938	$1,722	$(3,945)	$344	$(874)

Transfers between price levels are recognized at the beginning of the reporting period.

(m)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$(224,141)	$—
Foreign Exchange Contracts	$—	$(553,706)
Interest Rate Contracts	$61,810	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2010